Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6. Commitments and Contingencies

Employment Agreements

The Company has an employment agreement with Anthony Mack, the Company’s Chief Executive Officer (“CEO”), effective September 18, 2018. The agreement may be terminated by either party at any time upon written notice provided to the other party. Concurrent with the employment agreement, the CEO and the Company agreed to an Executive Confidentiality Agreement that contains standard non-closure and non-competition provisions. In the event we terminate the employment agreement other than for cause, or the CEO terminates the agreement for good reason, we will pay the CEO the then effective base salary for a period of twelve months following the effective date of the termination. However, payment of the effective base salary is subject to the execution of a release form and the compliance by the CEO with the release and all terms and provisions of the employment agreement and Executive Confidentiality Agreement that survive the termination of employment. The Company’s Chief Executive Officer also elected to defer salary temporarily. Deferred compensation due to the Company’s Chief Executive Officer amounted to $1,052,000 and $1,005,000 as of June 30, 2021 and December 31, 2020, respectively, which is included in accounts payable and accrued expenses on the accompanying condensed balance sheets. In March 2021, the Company’s Chief Executive Officer ceased deferring compensation.

Litigation

From time to time the Company is subject to claims by third parties under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows.

On March 12, 2021, the Company and Mr. Mack (the “defendants”) were named as defendants in a complaint (the “Complaint”) filed by Sorrento Therapeutics, Inc. (“Sorrento”) and Scilex Pharmaceuticals Inc. (“Scilex” and together with Sorrento, the “Plaintiffs”) in the Court of Chancery of the State of Delaware. In the Complaint the Plaintiffs allege (i) Mr. Mack breached a Restrictive Covenants Agreement, dated as of November 8, 2016, between himself and Sorrento (the “Restrictive Covenants Agreement”), (ii) the Company tortiously interfered with the Restrictive Covenants Agreement, and (iii) the Company tortiously interfered with Scilex’s relationship with Mr. Mack. On May 7, 2021 Plaintiffs filed an Amended Complaint (the “Amended Complaint”) asserting the same three causes of action. Simultaneously with filing the original Complaint, the Plaintiffs filed a motion to expedite, seeking a hearing in four weeks on their prospective motion for a preliminary injunction, prohibiting Mr. Mack’s alleged violations of the Restrictive Covenants Agreement and prohibiting the alleged tortious interference. On March 22, 2021, Vice Chancellor Paul A. Fioravanti Jr. issued a scheduling order, setting forth terms which had been agreed to by the parties, under which oral argument on Plaintiffs’ proposed motion for preliminary injunction was scheduled for July 15, 2021. On May 17, 2021, Mr. Mack and the Company filed a motion to dismiss the Amended Complaint. On May 18, 2021, the Vice Chancellor issued a revised scheduling order, also setting forth terms which had been agreed to by the parties, under which a briefing schedule was set with respect to Defendants’ motion to dismiss, Plaintiffs agreed not to move for a preliminary injunction, and a trial in the action was set for February 9-11, 2022. As of July 12, 2021, the parties completed briefing on the motion to dismiss the Amended Complaint. The Court has not yet scheduled a date for oral argument on the motion to dismiss. The Company believes that the allegations in the Amended Complaint are wholly without merit, and the Company intends to vigorously defend the action. However, the Company is unable to predict the ultimate outcome of the lawsuit at this time.

Global Pandemic Outbreak

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) a global pandemic. The outbreak has become increasingly widespread in the United States, impacting the markets in which the Company operates. While the full impact of the pandemic continues to evolve, the financial markets have been subject to significant volatility that adversely impacts the Company’s ability to enter into, modify, and negotiate favorable terms and conditions relative to equity and debt financing initiatives. The uncertain financial markets, disruptions in supply chains, mobility restraints, and changing priorities as well as volatile asset values also affect the Company’s ability to enter into collaborations, joint ventures, and license and royalty agreements. The outbreak and government measures taken in response to the pandemic have also had a significant impact, both direct and indirect, on businesses and commerce, as worker shortages have occurred; supply chains have been disrupted; facilities and production have been suspended; and demand for certain goods and services, such as medical services and supplies, have spiked, while demand for other goods and services, such as travel, have fallen. The future progression of the outbreak and its effects on our business and operations are uncertain. We may face difficulties recruiting or retaining patients in our ongoing and planned clinical trials if patients are affected by the virus or are fearful of traveling to our clinical trial sites because of the outbreak. We and our third-party contract manufacturers, contract research organizations, and clinical sites may also face disruptions in procuring items that are essential to our research and development activities, including, for example, medical and laboratory supplies used in our clinical trials or preclinical studies, in each case, that are sourced from abroad or for which there are shortages because of ongoing efforts to address the outbreak.

While expected to be temporary, these disruptions may negatively impact the Company’s sales, its results of operations, financial condition, and liquidity in 2021 and potentially beyond.

Note 6. Commitments and Contingencies

Employment Agreements

The Company has an employment agreement with the Chief Executive Officer, effective September 18, 2018. The agreement may be terminated by either party at any time upon written notice provided to the other party. Concurrent with the employment agreement, the CEO and the Company agreed to an Executive Confidentiality Agreement that contains standard non-closure and non-competition provisions. In the event we terminate the employment agreement other than for cause, or the CEO terminates the agreement for good reason, we will pay the CEO the then effective base salary for a period of twelve months following the effective date of the termination. However, payment of the effective base salary is subject to the execution of a release form and the compliance by the CEO with the release and all terms and provisions of the employment agreement and Executive Confidentiality Agreement that survive the termination of employment. The Company’s Chief Executive Officer has also elected to forego a salary temporarily and defer compensation. Deferred compensation due to the Company’s Chief Executive Officer amounted to $1,005,000 and $630,000 as of December 31, 2020 and 2019, respectively, which is included in accounts payable and accrued expenses on the accompanying balance sheet.

Litigation

The Company is subject, from time to time, to claims by third parties under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. See also Note 12 – Subsequent Events.

Global Pandemic Outbreak

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) a global pandemic. The outbreak has become increasingly widespread in the United States, impacting the markets in which the Company operates. While the full impact of the pandemic continues to evolve, the financial markets have been subject to significant volatility that adversely impacts the Company’s ability to enter into, modify, and negotiate favorable terms and conditions relative to equity and debt financing initiatives. The uncertain financial markets, disruptions in supply chains, mobility restraints, and changing priorities as well as volatile asset values also affect the Company’s ability to enter into collaborations, joint ventures, and license and royalty agreements. The outbreak and government measures taken in response to the pandemic have also had a significant impact, both direct and indirect, on businesses and commerce, as worker shortages have occurred; supply chains have been disrupted; facilities and production have been suspended; and demand for certain goods and services, such as medical services and supplies, have spiked, while demand for other goods and services, such as travel, have fallen. The future progression of the outbreak and its effects on our business and operations are uncertain. We may face difficulties recruiting or retaining patients in our ongoing and planned clinical trials if patients are affected by the virus or are fearful of traveling to our clinical trial sites because of the outbreak. We and our third-party contract manufacturers, contract research organizations, and clinical sites may also face disruptions in procuring items that are essential to our research and development activities, including, for example, medical and laboratory supplies used in our clinical trials or preclinical studies, in each case, that are sourced from abroad or for which there are shortages because of ongoing efforts to address the outbreak.

While expected to be temporary, these disruptions may negatively impact the Company’s results of operations, financial condition, and liquidity in 2021 and potentially beyond.